Inventories, Net (Tables)	12 Months Ended
Dec. 31, 2025
Inventories, Net [Abstract]
Schedule of Inventories	As of December 31, 2025 and 2024, inventories consisted of the following.
	2025	2024

Purchased goods	$97,399	$171,227
Less: reserve for obsolete inventories	(17,988)	(16,756)
Total	$79,411	$154,471

Schedule of Reserve for Obsolete Inventories

The following table shows the movements in the reserve for obsolete inventories during the years ended December 31, 2025, 2024 and 2023.

	2025	2024	2023

Balance at January 1	$16,756	$17,234	$12,011
Additions, net of write-off	499	-	5,559
Foreign exchange difference	733	(478)	(336)
Balance at December 31	$17,988	$16,756	$17,234